Jun. 18, 2019
Brown Advisory Emerging Markets Select Fund
Brown Advisory Emerging Markets Select Fund
BROWN ADVISORY FUNDS

Brown Advisory Emerging Markets Select Fund
(the “Fund”)

Supplement dated June 18, 2019
to the Prospectus, the Summary Prospectus and the Statement of Additional Information,
each dated October 31, 2018, as supplemented February 21, 2019, February 28, 2019,
March 15, 2019 and May 16, 2019

This Supplement provides additional disclosure with respect to the Fund, as follows:

1.The following disclosure is added to: (i) the Summary Prospectus and (ii) to the Summary Section of the Prospectus under the section titled “Principal Investment Risks” with respect to the Fund:

•
Geographic Focus Risk - To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks relating to such region or country.  As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

2.The following disclosure is added to the Prospectus under the section titled “Principal Risks” with respect to the Fund:

•	Geographic Focus Risk

Because the Emerging Markets Select Fund invests primarily in equity securities of issuers in emerging markets, the Fund’s investments may have greater exposure to the limited number of countries in which it invests.  To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries.  In addition, certain emerging markets economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a direct impact on the Fund’s investments. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

The Fund may, from time to time, focus on specific geographic regions within the emerging markets, including countries in Asia, such as China, Hong Kong and Taiwan, thus providing exposure to the risks associated with investment in Asian markets.  Parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States.  Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia.

Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards.

3.The following disclosure is added to the Statement of Additional Information under the section titled “Investment Policies and Risks” with respect to the Fund:

Geographic Focus Risk

Because the Emerging Markets Select Fund invests primarily in equity securities of issuers in emerging markets, the Fund’s investments may have greater exposure to the limited number of countries in which it invests.  To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries.  In addition, certain emerging markets economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a direct impact on the Fund’s investments. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

The Fund may, from time to time, focus on specific geographic regions within the emerging markets, including countries in Asia, such as China, Hong Kong and Taiwan, thus providing exposure to the risks associated with investment in Asian markets.  Parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States.  Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia.

Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards.  The Chinese economy is largely export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.  The securities markets in China are characterized by a relatively small number of issuers and relatively low trading volume, resulting in substantially less liquidity and greater price volatility and potentially fewer investment opportunities. The Chinese government exercises significant control over the economy, and may at any time alter or discontinue economic reforms.

If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference